Expense Example - Russell Investments Alternatives Diversifier Fund	Oct. 20, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 660
Expense Example, with Redemption, 3 Years	1,248
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	271
Expense Example, with Redemption, 3 Years	$ 832